RESTATEMENT OF FINANCIAL STATEMENTS - Consolidated Statement of Operations (Details) - USD ($)		2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	May 19, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations			$ (36,026,000)	$ (980,000)		$ (16,471,373)	$ (2,732,925)
Other (expense)/income:
Change in fair value of Private Warrant liabilities		$ 9,826,000	9,826,000	0
Loss before income tax			(26,502,000)	(818,000)		(17,438,519)	(2,746,021)
Income tax expense			2,013,000	0		9,186
Net Loss			$ (28,515,000)	$ (818,000)		$ (17,447,705)	$ (2,746,021)
Weighted average shares outstanding, basic and diluted			80,729.00	32,858.00		9,716,768	9,507,926
Net loss per common share, basic and diluted			$ (0.35)	$ (0.02)		$ (1.80)	$ (0.29)
Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations					$ (3,584,271)
Other (expense)/income:
Change in fair value of Private Warrant liabilities	$ (13,650,000)				(13,650,000)
Interest income-bank					119
Interest earned on marketable securities held in Trust Account					48,410
Other income, net					(13,601,471)
Net Loss					$ (17,185,742)
Weighted average shares outstanding, basic and diluted					10,145,349
Net loss per common share, basic and diluted					$ (1.69)
Previously Reported | Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations					$ (3,506,941)
Other (expense)/income:
Interest income-bank					119
Interest earned on marketable securities held in Trust Account					48,410
Net Loss					$ (3,458,412)
Weighted average shares outstanding, basic and diluted					2,959,790
Net loss per common share, basic and diluted					$ (1.17)
Revision of Prior Period, Adjustment | Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations					$ (77,330)
Other (expense)/income:
Change in fair value of Private Warrant liabilities					(13,650,000)
Net Loss					$ (13,727,330)
Weighted average shares outstanding, basic and diluted					7,185,559
Net loss per common share, basic and diluted					$ (0.53)